Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 676,045	$ 1,240,347	$ 16,646,683	$ 12,340,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	178,656	119,418	530,697	433,283
Amortization of land use rights	73,006	14,392	109,790	70,623
Common stock issued for services	24,375	0	0	0
Changes in assets and liabilities:
Restricted cash	0	0	(3,409)	0
Accounts receivable	8,152,860	5,692	(16,370,382)	(5,890,821)
Prepaid VAT Taxes	(810,830)	(1,775,165)	(2,227,491)	390,120
Inventories	(4,756,826)	(12,315,638)	(13,773,411)	3,900,958
Prepaid and other current assets	(96,845)	(62,645)	(249,582)	(2,988)
Advances to suppliers	3,241,759	0	(16,132,324)	0
Accounts payable	85,194	(3,811,264)	(3,976,795)	3,818,141
Other payable	85,049	87,443	5,042	(25,974)
Taxes payable	(16,352)	0	53,130	0
Advances from customers	(8,665,816)	3,038,169	20,449,541	(19,628,555)
NET CASH USED IN OPERATING ACTIVITIES	(1,829,725)	(13,459,251)	(14,938,511)	(4,595,188)
CASH FLOWS FROM INVESTING ACTIVITIES:
Receipt from collections of loans receivable	0	3,035,178	3,089,514	17,702,379
Disbursements made for loan receivables	0	0	0	(5,900,793)
Investment in related party company	0	0	(154,476)	0
Purchase of property and equipment	(356,310)	(11,067)	(4,167,354)	(354,642)
Purchase of land use rights	0	(151,759)	(10,164,501)	(196,673)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(356,310)	2,872,352	(11,396,817)	11,250,271
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loans payable	18,037,632	12,444,229	51,285,933	4,425,595
Payments of loans payable	(12,657,988)	(1,517,589)	(35,838,363)	(4,425,595)
Change in restricted cash	(5)	0	0	0
Issuance of preferred stock and warrants for cash, net of transaction expenses	0	0	1,158,960	0
Proceeds from related party advances	70,590	75,879	338,496	1,070,229
Capital contribution	4,746,745	0	3,089,514	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	10,196,974	11,002,519	20,034,540	1,070,229
EFFECT OF EXCHANGE RATE CHANGE ON CASH	34,871	82,890	382,993	358,145
NET INCREASE (DECREASE) IN CASH	8,045,810	498,510	(5,917,796)	8,083,457
CASH - beginning of period	6,949,341	12,867,137	12,867,137	4,783,680
CASH - end of period	14,995,151	13,365,647	6,949,341	12,867,137
Cash paid for:
Interest	448,166	74,383	988,555	162,720
Income taxes	0	0	0	0
Non-cash investing and financing activities:
Common stock issued to offset accounts payable and related party payable	293,386	0	0	0
Receipt of inventory to offset loan receivable	0	0	3,089,514	0
Common stock issued for preferred stock transaction expenses	0	0	250,000	0
Acquisition of property, land use right and construction in progress for facility and land use right payable and tax payable	80,819	0	973,452	2,014,166
Desposit on loan gurantee agreement and deferred financing costs paid by related parties	$ 569,609	$ 0	$ 0	$ 0